Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Prepaid and Other Current Assets
Prepaid and Other Current Assets

3.Prepaid and Other Current Assets

The following is the detail of prepaid and other current assets as December 31:

	2025	2024
Prepaid expenses	$763	$931
Suspense – Funding issuance costs	844	132
Total	$1,607	$1,063